FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Details) $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
Impairment
Financial instruments
Allowance for trade receivable	$ 0.0
Maximum
Financial instruments
Maturity periods for cash balances in highly-rated bank deposits	1 year
Market risk [member] | U.S. dollar
Financial instruments
Percentage of currency stronger against the NIS	5.00%